American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Mid Cap Equity ETF (AVMC)
May 31, 2026

Avantis U.S. Mid Cap Equity ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 2.3%
ATI, Inc.(1)	7,833	1,372,028
BWX Technologies, Inc.	4,612	903,399
Carpenter Technology Corp.	2,525	1,184,174
Curtiss-Wright Corp.	1,701	1,271,685
HEICO Corp.	1,357	472,480
HEICO Corp., Class A	2,411	626,402
Hexcel Corp.	1,764	158,390
Huntington Ingalls Industries, Inc.	2,062	635,446
Intuitive Machines, Inc.(1)	738	32,347
Leonardo DRS, Inc.	2,304	112,343
Moog, Inc., Class A	1,303	469,041
StandardAero, Inc.(1)	7,485	214,370
Textron, Inc.	8,070	740,503
Woodward, Inc.	2,960	1,036,089
		9,228,697
Air Freight and Logistics — 0.5%
CH Robinson Worldwide, Inc.	5,614	1,002,941
Expeditors International of Washington, Inc.	6,948	1,097,715
		2,100,656
Automobile Components — 0.6%
Aptiv PLC(1)	11,257	764,801
Autoliv, Inc.	3,684	468,310
BorgWarner, Inc.	12,277	881,734
Lear Corp.	1,859	266,060
Mobileye Global, Inc., Class A(1)	2,785	28,797
		2,409,702
Automobiles — 0.6%
Ford Motor Co.	101,446	1,769,218
Lucid Group, Inc.(1)	1	6
Rivian Automotive, Inc., Class A(1)	37,082	604,437
		2,373,661
Banks — 4.0%
BOK Financial Corp.	974	124,711
Central BanCo, Inc., Class A	177	5,027
Citizens Financial Group, Inc.	20,067	1,249,371
Columbia Banking System, Inc.	13,098	388,225
Commerce Bancshares, Inc.	6,528	340,892
Cullen/Frost Bankers, Inc.	2,743	371,731
East West Bancorp, Inc.	6,910	846,751
Fifth Third Bancorp	41,384	2,066,303
First Citizens BancShares, Inc., Class A	352	700,660
First Horizon Corp.	22,321	540,838
FNB Corp.	1,728	30,205
Glacier Bancorp, Inc.	618	29,386
Huntington Bancshares, Inc.	89,499	1,464,204
KeyCorp	52,334	1,116,284
M&T Bank Corp.	6,762	1,461,336
Old National Bancorp	14,216	341,326
Pinnacle Financial Partners, Inc.	6,230	608,920

Popular, Inc.	3,052	453,314
Prosperity Bancshares, Inc.	4,406	303,838
Regions Financial Corp.	39,735	1,112,580
Southstate Bank Corp.	4,588	434,713
UMB Financial Corp.	2,831	371,597
Valley National Bancorp	20,258	278,953
Webster Financial Corp.	5,538	402,723
Western Alliance Bancorp	4,898	390,126
Wintrust Financial Corp.	3,235	485,994
Zions Bancorp NA	7,577	473,184
		16,393,192
Beverages — 0.9%
Brown-Forman Corp., Class A	1,871	50,012
Brown-Forman Corp., Class B	11,976	308,023
Celsius Holdings, Inc.(1)	8,012	266,559
Coca-Cola Consolidated, Inc.	2,717	470,747
Constellation Brands, Inc., Class A	6,082	844,303
Keurig Dr. Pepper, Inc.	41,228	1,238,077
Molson Coors Beverage Co., Class B	8,169	322,920
Primo Brands Corp., Class A	10,312	255,738
		3,756,379
Biotechnology — 2.0%
Alnylam Pharmaceuticals, Inc.(1)	60	18,119
Arrowhead Pharmaceuticals, Inc.(1)	744	57,965
Biogen, Inc.(1)	7,274	1,425,704
BioMarin Pharmaceutical, Inc.(1)	8,582	491,663
Exelixis, Inc.(1)	13,645	688,799
Halozyme Therapeutics, Inc.(1)	5,805	386,265
Incyte Corp.(1)	7,728	747,607
Krystal Biotech, Inc.(1)	1,100	339,933
Kymera Therapeutics, Inc.(1)	1,604	130,598
Moderna, Inc.(1)	16,793	792,462
Neurocrine Biosciences, Inc.(1)	4,544	719,315
Roivant Sciences Ltd.(1)	20,362	610,656
United Therapeutics Corp.(1)	2,304	1,282,913
Vaxcyte, Inc.(1)	5,586	287,120
		7,979,119
Broadline Retail — 0.7%
Coupang, Inc.(1)	39,710	659,186
Dillard's, Inc., Class A(2)	177	104,467
eBay, Inc.	19,587	2,140,271
Ollie's Bargain Outlet Holdings, Inc.(1)	2,133	174,117
		3,078,041
Building Products — 1.2%
A.O. Smith Corp.	5,677	321,999
AAON, Inc.	1,890	264,978
Advanced Drainage Systems, Inc.	3,998	556,362
Allegion PLC	2,256	293,438
Armstrong World Industries, Inc.	1,656	261,482
Builders FirstSource, Inc.(1)	4,564	348,050
Carlisle Cos., Inc.	1,801	621,003
Lennox International, Inc.	1,461	733,656
Masco Corp.	3,491	245,243
Owens Corning	4,516	568,203
Simpson Manufacturing Co., Inc.	2,039	386,880
Zurn Elkay Water Solutions Corp.	7,366	346,202
		4,947,496

Capital Markets — 4.0%
Ameriprise Financial, Inc.	3,859	1,719,995
Carlyle Group, Inc.	12,330	560,152
Cboe Global Markets, Inc.	4,772	1,591,748
Coinbase Global, Inc., Class A(1)	2,661	503,009
Evercore, Inc., Class A	1,800	613,548
FactSet Research Systems, Inc.	1,758	431,536
Franklin Resources, Inc.	14,032	435,273
Galaxy Digital, Inc., Class A(1)(2)	5,897	174,433
Hamilton Lane, Inc., Class A	1,594	138,885
Houlihan Lokey, Inc.	1,654	234,306
Invesco Ltd.	306	8,709
Janus Henderson Group PLC	115	5,947
Jefferies Financial Group, Inc.	7,587	399,987
LPL Financial Holdings, Inc.	3,932	1,076,464
MarketAxess Holdings, Inc.	1,032	134,201
Morningstar, Inc.	926	168,550
Northern Trust Corp.	9,648	1,596,262
PJT Partners, Inc., Class A	598	91,434
Raymond James Financial, Inc.	8,342	1,196,326
Robinhood Markets, Inc., Class A(1)	5,608	528,834
SEI Investments Co.	5,097	447,924
State Street Corp.	12,692	1,975,383
StepStone Group, Inc., Class A	270	13,314
Stifel Financial Corp.	7,018	492,313
StoneX Group, Inc.(1)	2,413	273,513
T. Rowe Price Group, Inc.	10,138	1,059,725
Tradeweb Markets, Inc., Class A	4,354	436,488
Virtu Financial, Inc., Class A	2,937	147,291
		16,455,550
Chemicals — 2.6%
Albemarle Corp.	6,441	1,136,321
Axalta Coating Systems Ltd.(1)	8,365	257,391
CF Industries Holdings, Inc.	8,863	995,758
Corteva, Inc.	8,081	632,581
Dow, Inc.	34,918	1,178,482
DuPont de Nemours, Inc.	19,666	952,228
Eastman Chemical Co.	5,515	418,423
International Flavors & Fragrances, Inc.	10,287	782,326
LyondellBasell Industries NV, Class A	16,303	1,086,595
Mosaic Co.	14,474	345,929
NewMarket Corp.	232	179,471
PPG Industries, Inc.	9,945	1,123,586
RPM International, Inc.	5,891	624,269
Solstice Advanced Materials, Inc.	7,650	644,360
Westlake Corp.	1,882	163,414
		10,521,134
Commercial Services and Supplies — 1.2%
Clean Harbors, Inc.(1)	2,363	664,074
Copart, Inc.(1)	23,227	761,149
MSA Safety, Inc.	1,682	278,875
Rollins, Inc.	13,320	634,032
Tetra Tech, Inc.	8,349	229,514
Veralto Corp.	9,751	801,825
Waste Connections, Inc.	10,172	1,515,831
		4,885,300

Communications Equipment — 1.4%
Applied Optoelectronics, Inc.(1)	2,325	368,303
Ciena Corp.(1)	6,004	3,483,701
F5, Inc.(1)	2,603	998,121
Ubiquiti, Inc.	127	74,150
Viasat, Inc.(1)	5,052	407,292
Viavi Solutions, Inc.(1)	6,747	327,634
		5,659,201
Construction and Engineering — 2.6%
AECOM	5,337	370,228
API Group Corp.(1)	13,910	570,310
Argan, Inc.	543	362,192
Comfort Systems USA, Inc.	1,563	2,857,492
Dycom Industries, Inc.(1)	1,289	657,390
EMCOR Group, Inc.	2,188	1,809,082
Everus Construction Group, Inc.(1)	1,665	247,702
Fluor Corp.(1)	7,318	334,872
IES Holdings, Inc.(1)	393	266,592
Legence Corp., Class A(1)	1,111	93,035
MasTec, Inc.(1)	3,077	1,164,244
MYR Group, Inc.(1)	192	89,291
Primoris Services Corp.	2,159	271,559
Sterling Infrastructure, Inc.(1)	1,292	1,112,205
Valmont Industries, Inc.	817	424,685
		10,630,879
Construction Materials — 0.9%
Eagle Materials, Inc.	1,551	343,050
Martin Marietta Materials, Inc.	2,645	1,538,438
Vulcan Materials Co.	5,771	1,632,731
		3,514,219
Consumer Finance — 0.9%
Ally Financial, Inc.	14,678	628,365
Figure Technology Solutions, Inc., Class A(1)	96	3,394
FirstCash Holdings, Inc.	1,328	292,040
OneMain Holdings, Inc.	6,382	352,988
SoFi Technologies, Inc.(1)	50,850	926,487
Synchrony Financial	19,367	1,383,579
		3,586,853
Consumer Staples Distribution & Retail — 2.9%
BJ's Wholesale Club Holdings, Inc.(1)	6,607	563,445
Casey's General Stores, Inc.	1,905	1,461,402
Dollar General Corp.	11,576	1,280,421
Dollar Tree, Inc.(1)	10,383	1,208,996
Kroger Co.	27,324	1,698,187
Maplebear, Inc.(1)	7,335	291,933
Performance Food Group Co.(1)	6,486	636,860
Sprouts Farmers Market, Inc.(1)	5,067	418,635
Sysco Corp.	20,385	1,545,387
Target Corp.	14,241	1,809,604
U.S. Foods Holding Corp.(1)	8,982	735,177
		11,650,047

Containers and Packaging — 1.1%
AptarGroup, Inc.	3,108	360,062
Avery Dennison Corp.	3,528	561,199

Ball Corp.	8,728	477,160
Crown Holdings, Inc.	4,968	472,357
International Paper Co.	22,533	754,179
Packaging Corp. of America	4,290	939,124
Smurfit Westrock PLC	23,366	961,511
		4,525,592
Distributors — 0.3%
Genuine Parts Co.	5,971	589,338
LKQ Corp.	10,385	281,641
Pool Corp.	1,490	270,286
		1,141,265
Diversified Consumer Services — 0.2%
ADT, Inc.	19,383	130,060
Liberty Live Holdings, Inc., Class A(1)	418	40,262
Liberty Live Holdings, Inc., Class C(1)	428	42,415
Service Corp. International	5,770	433,846
		646,583
Diversified Telecommunication Services — 0.0%
Globalstar, Inc.(1)	2,508	211,199
Liberty Capital Corp., Class A(1)	1	22
		211,221
Electric Utilities — 3.2%
Alliant Energy Corp.	7,895	565,361
Edison International	16,594	1,160,584
Entergy Corp.	14,604	1,592,566
Evergy, Inc.	7,631	626,047
Eversource Energy	14,741	1,006,368
Exelon Corp.	35,614	1,625,423
FirstEnergy Corp.	16,072	745,580
IDACORP, Inc.	1,557	218,400
NRG Energy, Inc.	6,793	910,806
OGE Energy Corp.	8,259	390,073
PG&E Corp.	79,920	1,305,893
Pinnacle West Capital Corp.	4,804	479,151
Portland General Electric Co.	2,238	112,169
PPL Corp.	25,413	899,366
Xcel Energy, Inc.	17,002	1,351,659
		12,989,446
Electrical Equipment — 2.6%
Acuity, Inc.	1,443	440,274
AMETEK, Inc.	2,751	621,314
Bloom Energy Corp., Class A(1)	8,402	2,394,570
EnerSys	1,391	317,106
Generac Holdings, Inc.(1)	2,630	730,903
Hubbell, Inc.	2,328	1,102,564
Nextpower, Inc., Class A(1)	7,808	1,221,171
nVent Electric PLC	6,833	1,141,043
Powell Industries, Inc.	1,153	327,936
Rockwell Automation, Inc.	4,793	2,161,931
Sensata Technologies Holding PLC	1,393	68,800
Vicor Corp.(1)	694	232,379
		10,759,991

Electronic Equipment, Instruments and Components — 3.8%
Advanced Energy Industries, Inc.	1,527	461,429
Arrow Electronics, Inc.(1)	2,381	511,034
Avnet, Inc.	1,371	119,181

CDW Corp.	5,512	691,480
Cognex Corp.	6,852	451,204
Coherent Corp.(1)	4,785	1,729,634
Fabrinet(1)	1,711	1,119,268
Flex Ltd.(1)	19,432	2,929,957
Ingram Micro Holding Corp.	524	14,803
Jabil, Inc.	5,146	1,876,026
Keysight Technologies, Inc.(1)	6,123	2,071,595
Littelfuse, Inc.	1,159	541,102
Plexus Corp.(1)	425	114,053
Sanmina Corp.(1)	2,396	622,313
TD SYNNEX Corp.	3,427	895,407
TTM Technologies, Inc.(1)	4,699	816,310
Zebra Technologies Corp., Class A(1)	1,648	401,502
		15,366,298
Energy Equipment and Services — 1.5%
Archrock, Inc.	2,167	72,573
Baker Hughes Co.	15,101	964,652
Halliburton Co.	40,745	1,582,943
Kodiak Gas Services, Inc.	1,305	87,239
Noble Corp. PLC	5,965	277,253
NOV, Inc.	16,580	330,937
Patterson-UTI Energy, Inc.	15	168
SLB Ltd.	3,834	209,145
TechnipFMC PLC	25,750	1,761,815
Transocean Ltd.(1)	45,343	280,673
Valaris Ltd.(1)	1,711	158,490
Weatherford International PLC	3,437	356,211
		6,082,099
Entertainment — 1.6%
Electronic Arts, Inc.	6,748	1,361,207
Live Nation Entertainment, Inc.(1)	6,184	1,041,447
ROBLOX Corp., Class A(1)	14,130	666,230
Roku, Inc.(1)	2,746	357,474
Take-Two Interactive Software, Inc.(1)	6,338	1,420,726
Warner Bros Discovery, Inc.(1)	59,044	1,594,778
		6,441,862
Financial Services — 1.7%
Affirm Holdings, Inc.(1)	1,410	103,847
Block, Inc.(1)	17,395	1,317,149
Corebridge Financial, Inc.	10,603	286,281
Corpay, Inc.(1)	2,880	1,041,984
Enact Holdings, Inc.	666	27,832
Equitable Holdings, Inc.	9,310	384,969
Essent Group Ltd.	3,105	179,748
Fiserv, Inc.(1)	5,817	329,010
Global Payments, Inc.	6,463	488,021
Jack Henry & Associates, Inc.	3,184	434,043
Jackson Financial, Inc., Class A	3,517	362,638
MGIC Investment Corp.	10,046	253,360
PayPal Holdings, Inc.	20,946	937,333
Rocket Cos., Inc., Class A(1)	22,316	323,805
Toast, Inc., Class A(1)	11,154	290,339
Voya Financial, Inc.	4,342	352,657
		7,113,016

Food Products — 2.0%
Archer-Daniels-Midland Co.	22,770	1,816,590
Bunge Global SA	7,649	943,122
Campbell's Co.	6,271	132,381
Darling Ingredients, Inc.(1)	7,041	416,123
General Mills, Inc.	17,322	585,657
Hershey Co.	6,741	1,307,956
Hormel Foods Corp.	12,711	295,276
Ingredion, Inc.	3,381	342,969
J.M. Smucker Co.	3,498	360,994
Kraft Heinz Co.	38,495	924,265
Lamb Weston Holdings, Inc.	4,899	211,539
Pilgrim's Pride Corp.	2,416	68,397
Smithfield Foods, Inc.	1,958	50,575
Tyson Foods, Inc., Class A	13,457	821,146
		8,276,990
Gas Utilities — 0.4%
Atmos Energy Corp.	5,062	856,136
National Fuel Gas Co.	3,734	288,452
Southwest Gas Holdings, Inc.	1,253	108,021
UGI Corp.	5,985	208,996
		1,461,605
Ground Transportation — 1.6%
JB Hunt Transport Services, Inc.	4,467	1,234,813
Knight-Swift Transportation Holdings, Inc.	7,505	567,603
Landstar System, Inc.	34	7,035
Lyft, Inc., Class A(1)	7,597	107,194
Old Dominion Freight Line, Inc.	8,852	1,993,028
Ryder System, Inc.	2,219	556,636
Saia, Inc.(1)	1,269	599,437
U-Haul Holding Co.(1)(2)	456	26,398
U-Haul Holding Co.	5,048	262,597
XPO, Inc.(1)	5,853	1,254,005
		6,608,746
Health Care Equipment and Supplies — 3.2%
Align Technology, Inc.(1)	3,461	605,502
Baxter International, Inc.	22,633	425,048
Becton Dickinson & Co.	9,369	1,378,367
Cooper Cos., Inc.(1)	8,318	509,145
Dexcom, Inc.(1)	18,303	1,349,663
Edwards Lifesciences Corp.(1)	24,725	2,137,971
GE HealthCare Technologies, Inc.	14,506	904,304
Globus Medical, Inc., Class A(1)	5,710	467,535
IDEXX Laboratories, Inc.(1)	2,722	1,533,929
Insulet Corp.(1)	2,951	427,718
Masimo Corp.(1)	1,274	227,345
ResMed, Inc.	5,780	1,101,494
Solventum Corp.(1)	5,747	430,738
STERIS PLC	4,311	917,079
Zimmer Biomet Holdings, Inc.	8,231	677,658
		13,093,496
Health Care Providers and Services — 2.0%
BrightSpring Health Services, Inc.(1)	5,915	364,837
Cencora, Inc.	1,393	375,219
Centene Corp.(1)	27,341	1,629,524

DaVita, Inc.(1)	1,423	276,574
Encompass Health Corp.	4,794	507,445
Ensign Group, Inc.	2,757	462,211
HealthEquity, Inc.(1)	2,114	186,011
Humana, Inc.	4,501	1,374,696
Labcorp Holdings, Inc.	3,535	919,312
Molina Healthcare, Inc.(1)	2,084	361,782
Quest Diagnostics, Inc.	3,456	673,574
Tenet Healthcare Corp.(1)	3,491	612,042
Universal Health Services, Inc., Class B	2,646	386,607
		8,129,834
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(1)	4,835	842,934
Hotels, Restaurants and Leisure — 2.7%
Aramark	10,243	546,771
Boyd Gaming Corp.	2,605	215,381
Brinker International, Inc.(1)	1,096	156,048
Carnival Corp. Ltd.	63,825	1,790,930
Cava Group, Inc.(1)	3,332	258,763
Chipotle Mexican Grill, Inc.(1)	51,272	1,633,526
Churchill Downs, Inc.	2,313	201,717
Darden Restaurants, Inc.	5,274	1,075,421
DraftKings, Inc., Class A(1)	9,595	234,982
Dutch Bros, Inc., Class A(1)	5,670	328,860
Expedia Group, Inc.	5,282	1,192,623
Hyatt Hotels Corp., Class A	1,156	209,652
Las Vegas Sands Corp.	13,125	663,731
Life Time Group Holdings, Inc.(1)	1,450	47,966
MGM Resorts International(1)	7,521	328,442
Norwegian Cruise Line Holdings Ltd.(1)	24,605	451,256
Red Rock Resorts, Inc., Class A	841	49,098
Super Group SGHC Ltd.	1,626	20,244
Texas Roadhouse, Inc.	3,292	594,601
Viking Holdings Ltd.(1)	7,522	692,851
Wyndham Hotels & Resorts, Inc.	2,682	215,257
		10,908,120
Household Durables — 2.1%
DR Horton, Inc.	11,988	1,763,315
Garmin Ltd.	6,732	1,574,749
Installed Building Products, Inc.	939	197,171
Lennar Corp., B Shares(2)	376	33,118
Lennar Corp., Class A	8,971	805,416
Mohawk Industries, Inc.(1)	2,065	221,822
NVR, Inc.(1)	92	561,642
PulteGroup, Inc.	9,313	1,100,610
SharkNinja, Inc.(1)	3,318	404,431
Somnigroup International, Inc.	7,668	542,971
Taylor Morrison Home Corp.(1)	4,163	243,536
Toll Brothers, Inc.	4,592	636,176
TopBuild Corp.(1)	1,231	513,918
		8,598,875
Household Products — 0.6%
Church & Dwight Co., Inc.	10,992	1,051,165
Clorox Co.	2,658	239,273
Kimberly-Clark Corp.	11,401	1,112,738
		2,403,176

Independent Power and Renewable Electricity Producers — 0.6%
AES Corp.	25,348	371,855
Brookfield Renewable Corp. (New York)	2	80
Clearway Energy, Inc., Class C	4,982	205,059
Ormat Technologies, Inc.	2,278	312,610
Talen Energy Corp.(1)	2,327	900,084
Vistra Corp.	3,215	515,139
		2,304,827
Insurance — 5.3%
American Financial Group, Inc.	3,659	474,938
American International Group, Inc.	23,880	1,772,612
Arch Capital Group Ltd.(1)	17,084	1,526,285
Assurant, Inc.	2,643	657,763
Axis Capital Holdings Ltd.	4,247	403,168
Cincinnati Financial Corp.	6,735	1,060,224
CNA Financial Corp.	931	39,158
Erie Indemnity Co., Class A	955	203,482
Everest Group Ltd.	2,035	659,401
Fidelity National Financial, Inc.	11,760	556,836
First American Financial Corp.	4,393	290,948
Globe Life, Inc.	4,251	651,423
Hanover Insurance Group, Inc.	510	94,962
Hartford Insurance Group, Inc.	14,918	1,896,525
Kinsale Capital Group, Inc.	948	288,922
Lincoln National Corp.	7,599	268,169
Loews Corp.	7,642	791,329
Markel Group, Inc.(1)	566	1,027,624
MetLife, Inc.	15,310	1,265,984
Old Republic International Corp.	11,282	420,029
Oscar Health, Inc., Class A(1)	2,932	65,178
Primerica, Inc.	1,822	491,885
Principal Financial Group, Inc.	10,981	1,137,851
Prudential Financial, Inc.	17,229	1,733,927
Reinsurance Group of America, Inc.	3,078	617,878
RenaissanceRe Holdings Ltd.	2,450	686,858
Ryan Specialty Holdings, Inc.	4,833	153,931
Unum Group	7,394	615,403
W.R. Berkley Corp.	13,695	870,180
Willis Towers Watson PLC	2,842	709,562
		21,432,435
Interactive Media and Services — 0.1%
Pinterest, Inc., Class A(1)	20,692	414,875
Reddit, Inc., Class A(1)	802	141,152
		556,027
IT Services — 1.2%
Akamai Technologies, Inc.(1)	7,224	1,080,277
Amdocs Ltd.	4,359	274,486
Applied Digital Corp.(1)	636	30,070
Cognizant Technology Solutions Corp., Class A	21,869	1,219,306
DigitalOcean Holdings, Inc.(1)	1,003	156,418
EPAM Systems, Inc.(1)	2,303	235,965
Gartner, Inc.(1)	3,038	492,764
GoDaddy, Inc., Class A(1)	5,834	500,732
Twilio, Inc., Class A(1)	5,040	960,826
		4,950,844

Leisure Products — 0.1%
Hasbro, Inc.	6,298	542,699
Life Sciences Tools and Services — 1.9%
Agilent Technologies, Inc.	11,912	1,614,434
Bio-Rad Laboratories, Inc., Class A(1)	834	260,608
Bio-Techne Corp.	6,597	340,933
Bruker Corp.	892	52,530
Charles River Laboratories International, Inc.(1)	1,990	359,613
Illumina, Inc.(1)	6,503	1,059,729
IQVIA Holdings, Inc.(1)	6,519	1,187,827
Medpace Holdings, Inc.(1)	1,126	503,446
Waters Corp.(1)	3,583	1,374,331
West Pharmaceutical Services, Inc.	3,199	1,032,669
		7,786,120
Machinery — 3.4%
AGCO Corp.	3,155	354,243
Allison Transmission Holdings, Inc.	3,979	451,736
Chart Industries, Inc.(1)	958	199,092
Crane Co.	68	12,444
Donaldson Co., Inc.	5,779	473,127
Dover Corp.	5,764	1,218,279
ESCO Technologies, Inc.	963	281,100
Federal Signal Corp.	1,994	212,760
Flowserve Corp.	6,804	513,770
Gates Industrial Corp. PLC(1)	2,550	66,096
Graco, Inc.	7,367	555,840
IDEX Corp.	1,899	400,366
Ingersoll Rand, Inc.	9,291	665,607
ITT, Inc.	387	75,465
JBT Marel Corp.	1,004	134,928
Lincoln Electric Holdings, Inc.	2,609	674,400
Middleby Corp.(1)	1,101	170,666
Mueller Industries, Inc.	5,569	716,173
Nordson Corp.	935	268,654
Oshkosh Corp.	3,137	407,810
Pentair PLC	4,394	311,271
Snap-on, Inc.	2,455	911,321
SPX Technologies, Inc.(1)	2,081	450,869
Stanley Black & Decker, Inc.	2,366	187,908
Symbotic, Inc.(1)	2,140	99,350
Terex Corp.	4,347	252,908
Timken Co.	3,049	390,211
Toro Co.	5,197	467,106
Watts Water Technologies, Inc., Class A	1,175	363,052
Westinghouse Air Brake Technologies Corp.	5,853	1,528,569
Xylem, Inc.	9,013	987,284
		13,802,405
Marine Transportation — 0.1%
Kirby Corp.(1)	2,335	328,278
Media — 1.1%
Charter Communications, Inc., Class A(1)	3,759	541,484
EchoStar Corp., Class A(1)(2)	5,942	767,647
Fox Corp., Class A	9,344	597,268
Fox Corp., Class B	6,484	372,117
Liberty Broadband Corp., Class A(1)	747	25,234

Liberty Broadband Corp., Class C(1)	5,182	174,944
New York Times Co., Class A	8,087	608,223
News Corp., Class A	15,823	412,980
News Corp., Class B	5,062	150,949
Nexstar Media Group, Inc., Class A	725	129,362
Omnicom Group, Inc.	220	15,996
Paramount Skydance Corp., Class B	42,524	451,180
Trade Desk, Inc., Class A(1)	13,192	284,420
		4,531,804
Metals and Mining — 1.9%
Alcoa Corp.	2,157	167,469
Cleveland-Cliffs, Inc.(1)	347	4,719
Coeur Mining, Inc.	17,519	338,467
Commercial Metals Co.	5,641	428,998
Hecla Mining Co.	29,918	531,643
MP Materials Corp.(1)(2)	1,635	105,785
Nucor Corp.	9,750	2,437,500
Reliance, Inc.	2,423	922,606
Royal Gold, Inc.	3,964	889,839
Steel Dynamics, Inc.	6,650	1,729,997
		7,557,023
Multi-Utilities — 1.4%
Ameren Corp.	9,130	985,766
CenterPoint Energy, Inc.	314	13,270
CMS Energy Corp.	9,196	667,354
Consolidated Edison, Inc.	12,012	1,268,828
DTE Energy Co.	6,023	860,506
NiSource, Inc.	10,055	464,742
Public Service Enterprise Group, Inc.	13,027	1,024,573
WEC Energy Group, Inc.	3,148	349,585
		5,634,624
Oil, Gas and Consumable Fuels — 5.5%
Antero Midstream Corp.	18,143	380,277
Antero Resources Corp.(1)	15,623	558,522
APA Corp.	24,239	883,027
Cheniere Energy, Inc.	8,632	1,940,992
Chord Energy Corp.	2,369	312,400
Comstock Resources, Inc.(1)(2)	1,311	17,476
ConocoPhillips	2	228
Devon Energy Corp.	67,541	3,004,917
Diamondback Energy, Inc.	3,891	745,049
DT Midstream, Inc.	4,750	664,905
EQT Corp.	31,766	1,744,906
Expand Energy Corp.	13,190	1,226,406
Hess Midstream LP, Class A	6,613	247,987
HF Sinclair Corp.	8,164	570,582
Kinetik Holdings, Inc.	699	32,119
Matador Resources Co.	5,086	272,610
Occidental Petroleum Corp.	31,731	1,796,927
ONEOK, Inc.	16,651	1,397,685
Ovintiv, Inc.	13,804	773,576
Permian Resources Corp.	48,597	934,520
Range Resources Corp.	12,660	493,107
SM Energy Co.	9,797	300,866
Targa Resources Corp.	8,574	2,186,970

Texas Pacific Land Corp.	2,981	1,171,533
Uranium Energy Corp.(1)	19,993	275,304
Viper Energy, Inc., Class A	7,825	356,037
		22,288,928
Passenger Airlines — 1.5%
Delta Air Lines, Inc.	32,970	2,719,366
Southwest Airlines Co.	26,157	1,123,443
United Airlines Holdings, Inc.(1)	18,245	2,094,526
		5,937,335
Personal Care Products — 0.5%
Estee Lauder Cos., Inc., Class A	10,714	953,010
Kenvue, Inc.	69,395	1,199,146
		2,152,156
Pharmaceuticals — 1.0%
Elanco Animal Health, Inc.(1)	22,178	528,945
Jazz Pharmaceuticals PLC(1)	3,509	829,844
Royalty Pharma PLC, Class A	18,178	1,013,605
Viatris, Inc.	67,715	1,101,046
Zoetis, Inc.	6,693	519,979
		3,993,419
Professional Services — 1.5%
Booz Allen Hamilton Holding Corp.	5,531	437,945
Broadridge Financial Solutions, Inc.	4,999	768,446
Concentrix Corp.	8	226
Equifax, Inc.	4,788	793,803
Genpact Ltd.	6,951	229,035
Jacobs Solutions, Inc.	3,029	363,056
Leidos Holdings, Inc.	5,205	665,199
Parsons Corp.(1)	184	10,874
Paychex, Inc.	8,610	834,998
Paycom Software, Inc.	2,218	309,788
Paylocity Holding Corp.(1)	1,823	209,517
Planet Labs PBC(1)	8,343	426,661
SS&C Technologies Holdings, Inc.	286	19,311
UL Solutions, Inc., Class A	2,862	284,769
Verisk Analytics, Inc.	4,825	844,327
		6,197,955
Real Estate Management and Development — 0.5%
CBRE Group, Inc., Class A(1)	11,941	1,493,103
Jones Lang LaSalle, Inc.(1)	1,974	557,280
		2,050,383
Semiconductors and Semiconductor Equipment — 3.4%
Allegro MicroSystems, Inc.(1)	3,949	189,039
Amkor Technology, Inc.	7,722	537,142
Cirrus Logic, Inc.(1)	2,028	344,659
First Solar, Inc.(1)	4,956	1,520,451
FormFactor, Inc.(1)	1,261	157,108
GLOBALFOUNDRIES, Inc.(1)	5,636	450,711
MKS, Inc.	3,017	978,292
Monolithic Power Systems, Inc.	1,327	2,078,361
ON Semiconductor Corp.(1)	21,489	2,592,003
Onto Innovation, Inc.(1)	2,509	647,924
Qorvo, Inc.(1)	4,107	425,321
Rambus, Inc.(1)	4,814	700,244
Semtech Corp.(1)	1,852	282,504

Skyworks Solutions, Inc.	7,394	575,623
Teradyne, Inc.	6,792	2,542,314
		14,021,696
Software — 1.6%
Appfolio, Inc., Class A(1)	338	54,475
Aurora Innovation, Inc.(1)	21,089	154,793
Autodesk, Inc.(1)	1,732	400,629
Bentley Systems, Inc., Class B	6,262	204,392
Circle Internet Group, Inc.(1)	6,611	747,043
Clear Secure, Inc., Class A	3,470	192,412
Docusign, Inc.(1)	8,714	457,659
Dolby Laboratories, Inc., Class A	2,456	137,069
Dynatrace, Inc.(1)	287	12,223
HubSpot, Inc.(1)	592	130,613
InterDigital, Inc.	1,166	293,937
Manhattan Associates, Inc.(1)	2,821	423,291
Pegasystems, Inc.	2,411	86,145
PTC, Inc.(1)	2,842	394,271
Riot Platforms, Inc.(1)(2)	7,796	211,350
SailPoint, Inc.(1)	25	471
Strategy, Inc., Class A(1)	4,410	701,587
UiPath, Inc., Class A(1)(2)	14,020	164,314
Workday, Inc., Class A(1)	3,449	504,209
Zoom Communications, Inc., Class A(1)	11,381	1,156,196
		6,427,079
Specialty Retail — 2.1%
AutoNation, Inc.(1)	1,608	301,854
Best Buy Co., Inc.	10,178	793,375
Burlington Stores, Inc.(1)	3,150	1,020,065
CarMax, Inc.(1)	176	7,853
Chewy, Inc., Class A(1)	7,805	175,925
Dick's Sporting Goods, Inc.	2,548	579,848
Five Below, Inc.(1)	2,951	670,939
Floor & Decor Holdings, Inc., Class A(1)	4,425	227,445
GameStop Corp., Class A(1)	15,380	325,748
Gap, Inc.	13,998	296,058
Lithia Motors, Inc.	1,187	345,287
Murphy USA, Inc.	905	457,957
Penske Automotive Group, Inc.	873	146,114
Tractor Supply Co.	25,912	817,005
Ulta Beauty, Inc.(1)	2,233	1,136,262
Urban Outfitters, Inc.(1)	894	64,949
Williams-Sonoma, Inc.	5,863	1,193,531
		8,560,215
Technology Hardware, Storage and Peripherals — 2.2%
Everpure, Inc., Class A(1)	14,114	1,122,204
IonQ, Inc.(1)(2)	1,754	126,411
NetApp, Inc.	8,645	1,506,737
Super Micro Computer, Inc.(1)	17,341	799,247
Western Digital Corp.	10,073	5,350,878
		8,905,477
Textiles, Apparel and Luxury Goods — 1.1%
Amer Sports, Inc.(1)	7,381	262,616
Birkenstock Holding PLC(1)(2)	1,404	63,278
Deckers Outdoor Corp.(1)	7,898	899,188

Levi Strauss & Co., Class A	5,338	123,842
Lululemon Athletica, Inc.(1)	4,835	634,255
Ralph Lauren Corp.	1,911	695,413
Tapestry, Inc.	10,337	1,503,620
VF Corp.	21,407	367,772
		4,549,984
Trading Companies and Distributors — 1.7%
Applied Industrial Technologies, Inc.	1,829	555,668
Core & Main, Inc., Class A(1)	7,565	374,089
Fastenal Co.	20,625	911,625
Ferguson Enterprises, Inc.	3,180	718,584
GATX Corp.	871	147,269
QXO, Inc.(1)(2)	22,833	393,869
SiteOne Landscape Supply, Inc.(1)	1,496	162,466
United Rentals, Inc.	2,113	2,103,851
Watsco, Inc.	1,538	564,600
WESCO International, Inc.	2,205	796,380
WW Grainger, Inc.	280	345,587
		7,073,988
Water Utilities — 0.0%
Essential Utilities, Inc.	1,561	57,585
TOTAL COMMON STOCKS (Cost $357,001,248)		406,414,561
WARRANTS — 0.0%
Specialty Retail — 0.0%
GameStop Corp.(1) (Cost $—)	1,403	4,560
RIGHTS — 0.0%
Health Care Equipment and Supplies — 0.0%
Hologic, Inc.(1) (Cost $81)	8,128	81
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	320,742	320,742
State Street Navigator Securities Lending Government Money Market Portfolio(3)	707,388	707,388
TOTAL SHORT-TERM INVESTMENTS (Cost $1,028,130)		1,028,130
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $358,029,459)		407,447,332
OTHER ASSETS AND LIABILITIES — (0.1)%		(335,304)
TOTAL NET ASSETS — 100.0%		$407,112,028

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,525,866. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,575,273, which includes securities collateral of $867,885.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.